Cat Financial Financing Activities (Details 7) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended												3 Months Ended	12 Months Ended
	Dec. 31, 2012 Customer Contracts	Dec. 31, 2011 Customer Contracts	Dec. 31, 2012 Customer North America Contracts	Dec. 31, 2011 Customer North America Contracts	Dec. 31, 2012 Customer Europe Contracts	Dec. 31, 2011 Customer Europe Contracts	Dec. 31, 2012 Customer Asia Pacific Contracts	Dec. 31, 2011 Customer Asia Pacific Contracts	Dec. 31, 2012 Customer Mining Contracts	Dec. 31, 2011 Customer Mining Contracts	Dec. 31, 2012 Customer Latin America Contracts	Dec. 31, 2011 Customer Latin America Contracts	Dec. 31, 2012 Customer Caterpillar Power Finance	Dec. 31, 2012 Customer Caterpillar Power Finance Contracts	Dec. 31, 2011 Customer Caterpillar Power Finance Contracts	Dec. 31, 2012 Dealer	Dec. 31, 2011 Dealer	Dec. 31, 2010 Dealer
Loan and finance lease receivables modified as TDRs
Number of Contracts	199	125	98	71	21	7	12	0	0	0	41	12		27	35
Pre-TDR Outstanding Recorded Investment	$ 284	$ 184	$ 15	$ 13	$ 8	$ 44	$ 3	$ 0	$ 0	$ 0	$ 5	$ 10		$ 253	$ 117
Post-TDR Outstanding Recorded Investment	284	184	15	13	8	44	3	0	0	0	5	10		253	117	0	0	0
Number of Customers that Comprise the Majority of the Pre-TDR and Post-TDR Outstanding Recorded Investment						1							10		3
Financing Receivable, Modification, Pre-Modification Recorded Investment, Amount for Customers Comprising Majority of Total						43								248	104
Financing Receivable, Modification, Post-Modification Recorded Investment, Amount for Customers Comprising Majority of Total						43								248	104
Additional investments not recorded														24	15
Remaining commitments													1	1
TDRs which had been modified within twelve months of the default date
Number of Contracts	67	70	49	48	0	1	2	0	0	0	0	7		16	14
Post-TDR Recorded Investment	26	101	4	26	0	1	1	0	0	0	0	4		21	70
Number of customers that comprise the majority of the post-TDR recorded investment														2	2
Financing Receivable, Modification, Post-TDR Recorded Investment, Amount for Customers Comprising Majority of Total														$ 19	$ 65